Subsidiaries and Operating Segments	12 Months Ended
Dec. 31, 2017
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Subsidiaries and Operating Segments

NOTE 29—SUBSIDIARIES AND OPERATING SEGMENTS

The following Group’s affiliates are legal entities included in the consolidated financial statements of the Group at December 31, 2017.

Entity	Country	% Group Interest	Consolidation Method
Cross Operating Segment
Constellium Singen GmbH (AS&I and P&ARP)	Germany	100%	Full
Constellium Valais S.A. (AS&I and A&T)	Switzerland	100%	Full

AS&I
Constellium Automotive USA, LLC	U.S.	100%	Full
Constellium Engley (Changchun) Automotive Structures Co Ltd.	China	54%	Full
Constellium Extrusions Decin S.r.o.	Czech Republic	100%	Full
Constellium Extrusions Deutschland GmbH	Germany	100%	Full
Constellium Extrusions Landau GmbH	Germany	100%	Full
Constellium Extrusions Burg GmbH	Germany	100%	Full
Constellium Extrusions France S.A.S.	France	100%	Full
Constellium Extrusions Levice S.r.o.	Slovakia	100%	Full
Constellium Automotive Mexico, S. DE R.L. DE C.V.	Mexico	100%	Full
Constellium Automotive Mexico Trading, S. DE R.L. DE C.V.	Mexico	100%	Full
Astrex Inc	Canada	50%	Full
Constellium Automotive Zilina S.r.o.	Slovakia	100%	Full

A&T
Constellium Issoire	France	100%	Full
Constellium Montreuil Juigné	France	100%	Full
Constellium China	China	100%	Full
Constellium Italy S.p.A	Italy	100%	Full
Constellium Japan KK	Japan	100%	Full
Constellium Rolled Products Ravenswood, LLC	U.S.	100%	Full
Constellium Southeast Asia PTE LTD	Singapore	100%	Full
Constellium Ussel S.A.S.	France	100%	Full

P&ARP
Constellium Deutschland GmbH	Germany	100%	Full
Constellium Rolled Products Singen GmbH KG	Germany	100%	Full
Constellium Property and Equipment Company, LLC	U.S.	100%	Full
Constellium Neuf Brisach	France	100%	Full
Wise Metals Group LLC	U.S.	100%	Full
Wise Alloys, LLC	U.S.	100%	Full
Wise Alloys Funding LLC	U.S.	100%	Full
Wise Alloys Funding II LLC	U.S.	100%	Full
Listerhill Total Maintenance Center LLC	U.S.	100%	Full
Constellium Metal Procurement LLC	U.S.	100%	Full
Constellium-UACJ ABS LLC	U.S.	51%	Equity
Rhenaroll	France	50%	Equity
Holdings & Corporate
C-TEC Constellium Technology Center	France	100%	Full
Constellium Finance S.A.S.	France	100%	Full
Constellium France III	France	100%	Full
Constellium France Holdco S.A.S.	France	100%	Full
Constellium International	France	100%	Full
Constellium Paris S.A.S	France	100%	Full
Constellium Germany Holdco GmbH & Co. KG	Germany	100%	Full
Constellium Germany Verwaltungs GmbH	Germany	100%	Full
Constellium Holdco II B.V.	Netherlands	100%	Full
Constellium UK Limited	United Kingdom	100%	Full
Constellium U.S. Holdings I, LLC	U.S.	100%	Full
Constellium Switzerland AG	Switzerland	100%	Full
Constellium W S.A.S.	France	100%	Full
Constellium Treuhand UG	Germany	100%	Full
Engineered Products International S.A.S.	France	100%	Full